UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                ----------------------------

Check here if Amendment [ x ]; Amendment Number:  1
                                                  -----
   This Amendment (Check only one.):  [ x ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss Asset Management, L.P.
           --------------------------------------------------
Address:   677 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Howard Guberman          New York, New York            02/20/01
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        42
                                               -------------

Form 13F Information Table Value Total:       $286,616
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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

                                                       FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
AT&T CORP          CALL         001957909     15     50,000   SH         SOLE          50,000   0       0
-----------------------------------------------------------------------------------------------------------
ACNIELSEN CORP     COMMON       004833109  9,425    260,000   SH         SOLE         260,000   0       0
-----------------------------------------------------------------------------------------------------------
ACTIVE VOICE CORP  COMMON       004938106  3,110    157,500   SH         SOLE         157,500   0       0
-----------------------------------------------------------------------------------------------------------
AGRIBRANDS INTL
  INC              COMMON       00849R105    845     15,800   SH         SOLE          15,800   0       0
-----------------------------------------------------------------------------------------------------------
AVIS GROUP HLDGS
  INC              CL A         053790101  5,129    157,500   SH         SOLE         157,500   0       0
-----------------------------------------------------------------------------------------------------------
BINDLEY WESTN INDS
  INC              COMMON       090324104 12,469    300,000   SH         SOLE         300,000   0       0
-----------------------------------------------------------------------------------------------------------
CHRIS CRAFT INDS
  INC              COMMON       170520100 12,166    182,996   SH         SOLE         182,996   0       0
-----------------------------------------------------------------------------------------------------------
CITIGROUP INC      COMMON       172967101  4,554    134,695   SH         SOLE         134,695   0       0
-----------------------------------------------------------------------------------------------------------
COASTAL CORP       COMMON       190441105 31,130    352,500   SH         SOLE         352,500   0       0
-----------------------------------------------------------------------------------------------------------
DELCO REMY INTL
  INC              CL A         246626105    370     42,900   SH         SOLE          42,900   0       0
-----------------------------------------------------------------------------------------------------------

DELHAIZE AMER INC  CL A         246688105    338     10,000    SH         SOLE         10,000    0       0
-----------------------------------------------------------------------------------------------------------
DONNA KARAN INTL
  INC              COMMON       257826107   1125    125,000   SH         SOLE         125,000   0       0
-----------------------------------------------------------------------------------------------------------
EMPIRE DIST ELEC CO
  CO               COMMON       291641108    657     25,000   SH         SOLE          25,000   0       0
-----------------------------------------------------------------------------------------------------------
HARCOURT GEN INC   COMMON       41163G101  5,720    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------

HERTZ CORP         CL A         428040109  7,098    208,000   SH         SOLE         208,000   0       0
-----------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC COMMON       438516106 29,050    614,000   SH         SOLE         614,000   0       0
-----------------------------------------------------------------------------------------------------------
INFINITY BROADCAST-
  ING CP NEW       CL A         45662S102 18,970    679,000   SH         SOLE         679,000   0       0
-----------------------------------------------------------------------------------------------------------
INTERMEDIA COMMUNI-
  CATIONS INC      COMMON       458801107    719    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
KEEBLER FOODS CO   COMMON       487256109 17,690    426,900   SH         SOLE         426,900   0       0
-----------------------------------------------------------------------------------------------------------
LITTON INDS INC    COMMON       538021106  9,836    125,000   SH         SOLE         125,000   0       0
-----------------------------------------------------------------------------------------------------------
MCN ENERGY GROUP
  INC              COMMON       55267J100  5,538    200,000   SH         SOLE         200,000   0       0
-----------------------------------------------------------------------------------------------------------
M S CARRIERS INC   COMMON       553533100    334     10,200   SH         SOLE          10,200   0       0
-----------------------------------------------------------------------------------------------------------
MORGAN J P & CO
  INC              COMMON       616880100    437      2,640   SH         SOLE           2,640   0       0
-----------------------------------------------------------------------------------------------------------
MUSICLAND STORES
  CORP             COMMON       62758B109  1,856    150,000   SH         SOLE         150,000   0       0
-----------------------------------------------------------------------------------------------------------
NETPLIANCE INC.    COMMON       64115K103     37     70,000   SH         SOLE          70,000   0       0
-----------------------------------------------------------------------------------------------------------
PENNACO ENERGY INC COMMON       708046107  1,962    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
PFIZER INC         COMMON       717081103  6,808    148,005   SH         SOLE         148,005   0       0
-----------------------------------------------------------------------------------------------------------
POWERTEL INC       COMMON       73936C109  1,505     24,300   SH         SOLE          24,300   0       0
-----------------------------------------------------------------------------------------------------------
PRIMEX TECHNOLOGIES
  INC              COMMON       741597108  5,011    157,200   SH         SOLE         157,200   0       0
-----------------------------------------------------------------------------------------------------------
QUAKER OATS CO     COMMON       747402105  3,895     40,000   SH         SOLE          40,000   0       0
-----------------------------------------------------------------------------------------------------------
R & B FALCON CORP  COMMON       74912E101  9,175    400,000   SH         SOLE         400,000   0       0
-----------------------------------------------------------------------------------------------------------

SDL INC            COMMON       784076101  2,297     15,500   SH         SOLE          15,500   0       0
-----------------------------------------------------------------------------------------------------------
SHAW INDS INC      COMMON       820286102  8,541    451,000   SH         SOLE         451,000   0       0
-----------------------------------------------------------------------------------------------------------
SIEBEL SYS INC     COMMON       826170102  2,139     31,627   SH         SOLE          31,627   0       0
-----------------------------------------------------------------------------------------------------------
SILICON VY GROUP
  INC              COMMON       827066101  6,434    223,800   SH         SOLE         160,850   0       0
-----------------------------------------------------------------------------------------------------------
TEXACO INC         COMMON       881694103 18,638    300,000   SH         SOLE         300,000   0       0
-----------------------------------------------------------------------------------------------------------
US BANCORP DEL     COMMON       902973106  2,918    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
UNION CARBIDE CORP COMMON       905581104  2,556     47,500   SH         SOLE          47,500   0       0
-----------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE
  CO               COMMON       923436109  6,012     68,703   SH         SOLE          68,703   0       0
-----------------------------------------------------------------------------------------------------------
VIVENDI UNIVERSAL  SPON ADR NEW 92851S204  2,096     32,095   SH         SOLE          32,095   0       0
-----------------------------------------------------------------------------------------------------------
VOICESTREAM WIRE-
  LESS CORP        COMMON       928615103 12,578    125,000   SH         SOLE         125,000   0       0
-----------------------------------------------------------------------------------------------------------
WILLAMETTE INDS
  INC              COMMON       969133107 15,433    328,800   SH         SOLE         328,800   0       0
-----------------------------------------------------------------------------------------------------------

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